Disposal of Subsidiaries - Summary of Analysis of Assets and Liabilities on Date Control was Lost (Detail) - SPIL Cayman Holdings Limited [member] - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 2,625,715	$ 200,347
Inventories	2,284,880	239,865
Other current assets	1,215,992	111,913
Trade and other receivables	4,505,531	318,425
Non-Current Assets
Property, plant and equipment	16,693,129	7,546,413
Right-of-use assets	181,855	812,861
Investment property	787,250
Goodwill	310,711
Deferred tax assets	659,972	298,217
Other non-current assets	308,500	43,482
Current Liabilities
Short-term borrowings	(2,443,005)
Trade and other payables	(5,949,592)	(1,739,330)
Current portion of long-term borrowings		(1,746,000)
Other current liabilities	(647,027)	(24,564)
Non-Current Liabilities
Long-term borrowings		(2,947,682)
Deferred tax liabilities	(200,899)	(796)
Lease liabilities – non-current	(8,150)
Other non-current liabilities	(156,863)
Net assets disposed of	$ 20,167,999	$ 3,113,151